Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share	The table below sets forth the net income available to holders of common shares and the weighted average number of common shares outstanding used to calculate basic and diluted earnings per share in each year:
	For the year ended December 31,
	2023	2022	2021
Net income allocated available to holders of common shares (a)	710	1,220	1,610
Weighted average of the number of shares	1,350	1,348	1,344
Basic denominator (millions of shares) (b)	1,350	1,348	1,344
Weighted average of stock option	4	6	11
Diluted denominator (millions of shares) (c)	1,354	1,353	1,355
Basic earnings per million shares (R$) (a/b)	0.525574	0.905322	1.198020
Diluted earnings per million shares (R$) (a/c)	0.524174	0.901589	1.188520